Other Liabilities - Reconciliation of Change in Insurance-Related Liabilities (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2020	Oct. 31, 2019
Disclosure of types of insurance contracts [abstract]
Insurance-related liabilities, beginning of year	$ 11,581	$ 9,585
Increase (decrease) in life insurance policy benefit liabilities from:
New business	476	706
In-force policies	182	906
Changes in actuarial assumptions and methodology	(58)	23
Net increase in life insurance policy benefit liabilities	600	1,635
Change in other insurance-related liabilities	260	361
Insurance-related liabilities, end of year	$ 12,441	$ 11,581